UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                    DATE OF FISCAL YEAR END: JANUARY 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

---------------------------

  SCHEDULE OF INVESTMENTS                             APRIL 30, 2005 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------

HANCOCK HORIZON TREASURY SECURITIES MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                   FACE AMOUNT      VALUE
  DESCRIPTION                                         (000)         (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 51.7%
  U.S. Treasury Bills(A)
      2.502%, 05/05/05                               $60,000      $ 59,984
      2.711%, 06/02/05                                22,000        21,947
      2.756%, 06/16/05                                35,000        34,877
      2.767%, 06/23/05                                35,000        34,858
      2.769%, 06/30/05                                30,000        29,862
--------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS (COST $181,528)                  181,528
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) -- 48.5%
  ABN-AMRO
      2.800%, dated 04/29/05, to be
      repurchased on 05/02/05, repurchase
      price $83,019,367 (collateralized by a
      U.S. Treasury Bill, par value
      $85,416,000, 2.920% (A), 08/16/05;
      total market value $84,660,923)                 83,000        83,000
  Deutsche Bank
      2.880%, dated 04/29/05, to be
      repurchased on 05/02/05, repurchase
      price $87,420,821 (collateralized by
      various U.S. Treasury STRIPS,
      ranging in par value $97,089-
      $94,164,000, 0.000%, 08/15/07-
      08/15/27; total market value
      $89,147,842)                                    87,400        87,400
--------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENTS (COST $170,400)                      170,400
--------------------------------------------------------------------------------
  TOTAL INVESTMENTS -- 100.2% (COST $351,928)+                    $351,928
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $351,243 (000s).

(A) The rate reported is the effective yield at time of purchase.

(B) Tri-party Repurchase Agreement

STRIPS -- Separately Traded Registered Interest and Principal Security

 + For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

---------------------------

  SCHEDULE OF INVESTMENTS                             APRIL 30, 2005 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                   FACE AMOUNT      VALUE
  DESCRIPTION                                         (000)         (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 41.3%
  Aerospace & Defense -- 1.3%
    General Dynamics
      4.500%, 08/15/10                                $1,000        $1,001
--------------------------------------------------------------------------------
  TOTAL AEROSPACE & DEFENSE                                          1,001
--------------------------------------------------------------------------------
  Agriculture -- 2.4%
    Cargill 144A
      4.375%, 06/01/13                                 2,000         1,950
--------------------------------------------------------------------------------
  TOTAL AGRICULTURE                                                  1,950
--------------------------------------------------------------------------------
  Automotive -- 5.0%
    DaimlerChrysler Holding
      6.400%, 05/15/06                                 2,000         2,033
    General Motors
      7.100%, 03/15/06                                   750           737
    General Motors Acceptance
      6.125%, 08/28/07                                 1,250         1,218
--------------------------------------------------------------------------------
  TOTAL AUTOMOTIVE                                                   3,988
--------------------------------------------------------------------------------
  Banks -- 5.1%
    Bank One
      6.500%, 02/01/06                                 2,000         2,042
    Citigroup
      4.125%, 06/30/05                                 1,000         1,002
    US Bancorp MTN
      2.750%, 03/30/06                                 1,000           991
--------------------------------------------------------------------------------
  TOTAL BANKS                                                        4,035
--------------------------------------------------------------------------------
  Chemicals -- 2.6%
    Dow Chemical
      6.000%, 10/01/12                                 1,000         1,083
    E.I. Du Pont De Nemours
      4.125%, 04/30/10                                 1,000           990
--------------------------------------------------------------------------------
  TOTAL CHEMICALS                                                    2,073
--------------------------------------------------------------------------------
  Electrical Services & Equipment -- 4.1%
    Central Power & Light,
      MBIA Insured
      7.125%, 02/01/08                                 1,000         1,075
    Pacificorp
      6.900%, 11/15/11                                   793           892
    PSEG Power LLC
      3.750%, 04/01/09                                 1,300         1,264
--------------------------------------------------------------------------------
  TOTAL ELECTRICAL SERVICES & EQUIPMENT                              3,231
--------------------------------------------------------------------------------
  Financial Services -- 9.0%
    American General Finance MTN,
      Ser F
      5.910%, 06/12/06                                   500           510
    Bear Stearns
      3.000%, 03/30/06                                 1,000           994
    Boeing Capital
      6.500%, 02/15/12                                 1,000         1,101
    Countrywide Home Loans MTN
      4.125%, 09/15/09                                 1,000           979
    First Data
      3.375%, 08/01/08                                   400           389
    Ford Motor Credit
      7.375%, 02/01/11                                   650           609
      6.500%, 01/25/07                                 1,000         1,000
    General Electric Capital MTN,
      Ser A
      6.875%, 11/15/10                                   500           555
    Lehman Brothers Holdings
      7.000%, 02/01/08                                 1,000         1,072
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                           7,209
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   FACE AMOUNT      VALUE
  DESCRIPTION                                         (000)         (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
  Food, Beverage & Tobacco -- 0.7%
    Campbell Soup
      6.750%, 02/15/11                              $    500      $    556
--------------------------------------------------------------------------------
  TOTAL FOOD, BEVERAGE & TOBACCO                                       556
--------------------------------------------------------------------------------
  Oil Drilling & Refining -- 2.6%
    ENSCO International
      6.750%, 11/15/07                                 1,000         1,054
    Marathon Oil
      5.375%, 06/01/07                                 1,000         1,022
--------------------------------------------------------------------------------
  TOTAL OIL DRILLING & REFINING                                      2,076
--------------------------------------------------------------------------------
  Oil Exploration & Production -- 1.1%
    Anadarko Petroleum
      5.000%, 10/01/12                                   850           865
--------------------------------------------------------------------------------
  TOTAL OIL EXPLORATION & PRODUCTION                                   865
--------------------------------------------------------------------------------
  Retail -- 1.9%
    Target
      5.375%, 06/15/09                                   500           521
    Wal-Mart Stores
      4.000%, 01/15/10                                 1,000           984
--------------------------------------------------------------------------------
  TOTAL RETAIL                                                       1,505
--------------------------------------------------------------------------------
  Semi-Conductors & Instruments -- 1.9%
    Texas Instruments
      6.125%, 02/01/06                                 1,500         1,522
--------------------------------------------------------------------------------
  TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                1,522
--------------------------------------------------------------------------------
  Telephones & Telecommunication -- 3.0%
    Alltel
      6.500%, 11/01/13                                 1,000         1,105
    SBC Communications
      5.875%, 08/15/12                                 1,000         1,062
    Verizon Global Funding
      4.000%, 01/15/08                                   200           198
--------------------------------------------------------------------------------
  TOTAL TELEPHONES & TELECOMMUNICATION                               2,365
--------------------------------------------------------------------------------
  Utilities -- 0.6%
    Alabama Power, Ser G
      5.375%, 10/01/08                                   500           516
--------------------------------------------------------------------------------
  TOTAL UTILITIES                                                      516
--------------------------------------------------------------------------------
  TOTAL CORPORATE BONDS (COST $32,905)                              32,892
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 32.5%
  U.S. Treasury Bills(A)
      2.593%, 07/07/05                                 3,000         2,985
      2.408%, 06/09/05                                 4,000         3,989
  U.S. Treasury Bonds
      5.375%, 02/15/31                                   500           565
  U.S. Treasury Notes
      6.625%, 05/15/07                                   550           582
      6.500%, 08/15/05                                 1,000         1,010
      4.875%, 02/15/12                                 1,250         1,313
      4.250%, 08/15/14                                 5,000         5,021
      4.250%, 11/15/14                                 4,000         4,013
      3.500%, 12/15/09                                 3,000         2,952
      3.500%, 02/15/10                                 1,000           984
      3.375%, 02/28/07                                 2,000         1,991
      3.125%, 05/15/07                                   500           495
--------------------------------------------------------------------------------
    TOTAL U.S. TREASURY OBLIGATIONS (COST $25,774)                  25,900
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- 13.1%
  FHLMC
      7.000%, 12/01/06                                     3             3
      7.000%, 12/01/14                                    15            16
      7.000%, 04/01/15                                    31            33
      5.000%, 10/01/16                                   711           717
  FHLMC, Ser 2595, Cl AJ
      3.500%, 02/15/14                                   422           420

---------------------------

  SCHEDULE OF INVESTMENTS                             APRIL 30, 2005 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------

HANCOCK HORIZON STRATEGIC INCOME BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                   FACE AMOUNT      VALUE
  DESCRIPTION                                     (000)/SHARES      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- CONTINUED
  FNMA
      7.500%, 04/01/15                               $    --      $     --
      7.500%, 12/01/30                                    34            36
      7.000%, 12/01/06                                     8             8
      7.000%, 07/01/07                                     7             7
      7.000%, 12/01/09                                    21            22
      6.500%, 01/01/32                                   457           477
      5.000%, 10/01/18                                   731           737
      5.000%, 12/01/18                                   835           842
      4.500%, 07/01/18                                 1,582         1,569
      4.000%, 09/01/10                                 1,493         1,475
  GNMA
      7.500%, 08/15/12                                    29            31
      7.500%, 09/15/13                                    23            24
      7.500%, 12/20/29                                     8             9
      7.500%, 06/15/30                                    72            77
      6.500%, 06/15/08                                     2             2
      6.500%, 10/15/08                                     4             4
      6.500%, 09/15/13                                    70            74
      6.500%, 04/15/14                                    37            39
      6.500%, 03/15/31                                    65            69
      6.500%, 07/15/31                                   754           790
      5.000%, 09/15/17                                   507           517
      5.000%, 12/15/17                                   729           742
      5.000%, 10/15/18                                    66            67
      5.000%, 11/15/18                                    76            77
      5.000%, 01/15/19                                 1,317         1,339
      5.000%, 03/15/33                                   102           102
      5.000%, 04/15/33                                    35            35
      5.000%, 06/15/33                                   125           125
--------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS
  (COST $10,488)                                                    10,485
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.8%
  FHLB
      4.000%, 11/13/09                                 2,000         1,979
  FNMA
      5.500%, 03/15/11                                 1,500         1,587
      5.250%, 08/01/12                                 1,000         1,036
--------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $4,547)             4,602
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 5.0%
  Asset-Backed -- 2.5%
    Corporate Asset Securitization
      3.017%, 05/23/05                                 2,000         1,996
--------------------------------------------------------------------------------
  TOTAL ASSET-BACKED                                                 1,996
--------------------------------------------------------------------------------
  Financial Services -- 2.5%
    International Lease Finance
      3.100%, 09/06/05                                 2,000         1,978
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                           1,978
--------------------------------------------------------------------------------
  TOTAL COMMERCIAL PAPER (COST $3,974)                               3,974
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT -- 0.3%
  Province of Manitoba
    4.250%, 11/20/06                                     250           252
--------------------------------------------------------------------------------
  TOTAL FOREIGN GOVERNMENT (COST $254)                                 252
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 1.0%
    Federated Treasury Obligation
      Money Market Fund                              401,852           402
    SEI Daily Income Trust
      Treasury Fund                                  424,336           424
--------------------------------------------------------------------------------
  TOTAL CASH EQUIVALENTS (COST $826)                                   826
--------------------------------------------------------------------------------
  TOTAL INVESTMENTS -- 99.0% (COST $78,768)+                       $78,931
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $79,697 (000s).


(A) The rate shown represents the security's effective yield at time of purchase.

Cl -- Class

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

LLC -- Limited Liability Company

MBIA -- Municipal Bond Investors Assurance

MTN -- Medium Term Note

Ser -- Series

144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.

Amounts designated as "--" are either $0 or have been rounded to $0.

 +At April 30, 2005, the tax basis cost of the Fund's investments was $78,768, and the unrealized appreciation and depreciation were $716 and $(553), respectively. Cost and unrealized figures are shown with "000s" omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

---------------------------

  SCHEDULE OF INVESTMENTS                             APRIL 30, 2005 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------

HANCOCK HORIZON VALUE FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                    VALUE
  DESCRIPTION                                         SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.5%
  Aerospace & Defense -- 3.1%
    Boeing                                            20,000        $1,190
    Rockwell Collins                                  28,000         1,285
--------------------------------------------------------------------------------
  TOTAL AEROSPACE & DEFENSE                                          2,475
--------------------------------------------------------------------------------
  Agriculture -- 2.6%
    Archer-Daniels-Midland                            52,000           936
    Monsanto                                          20,000         1,172
--------------------------------------------------------------------------------
  TOTAL AGRICULTURE                                                  2,108
--------------------------------------------------------------------------------
  Automotive -- 1.3%
    Paccar                                            15,000         1,018
--------------------------------------------------------------------------------
  TOTAL AUTOMOTIVE                                                   1,018
--------------------------------------------------------------------------------
  Banks -- 11.3%
    Associated Banc-Corp                              27,000           835
    Bank of America                                   20,000           901
    Bank of Hawaii                                    26,000         1,231
    BB&T                                              28,000         1,098
    Golden West Financial                             14,000           872
    Keycorp                                           30,000           995
    Marshall & Ilsley                                 21,000           895
    SunTrust Banks                                    14,000         1,020
    Wachovia                                          23,000         1,177
--------------------------------------------------------------------------------
  TOTAL BANKS                                                        9,024
--------------------------------------------------------------------------------
  Building & Construction -- 4.4%
    Brunswick                                         25,000         1,050
    D.R. Horton                                       38,666         1,179
    Pulte Homes                                       18,000         1,286
--------------------------------------------------------------------------------
  TOTAL BUILDING & CONSTRUCTION                                      3,515
--------------------------------------------------------------------------------
  Chemicals -- 2.6%
    Dow Chemical                                      25,000         1,148
    Lyondell Chemical                                 38,000           954
--------------------------------------------------------------------------------
  TOTAL CHEMICALS                                                    2,102
--------------------------------------------------------------------------------
  Coal Mining -- 1.6%
    Peabody Energy                                    30,000         1,313
--------------------------------------------------------------------------------
  TOTAL COAL MINING                                                  1,313
--------------------------------------------------------------------------------
  Consumer Products -- 1.5%
    Fortune Brands                                    14,000         1,184
--------------------------------------------------------------------------------
  TOTAL CONSUMER PRODUCTS                                            1,184
--------------------------------------------------------------------------------
  Containers & Packaging -- 1.4%
    Tupperware                                        54,000         1,139
--------------------------------------------------------------------------------
  TOTAL CONTAINERS & PACKAGING                                       1,139
--------------------------------------------------------------------------------
  Electrical Utilities -- 6.7%
    Constellation Energy Group                        21,000         1,104
    Duke Energy                                       48,000         1,401
    FPL Group                                         30,000         1,224
    TXU                                               19,000         1,630
--------------------------------------------------------------------------------
  TOTAL ELECTRICAL UTILITIES                                         5,359
--------------------------------------------------------------------------------
  Financial Services -- 10.2%
    American Express                                  16,000           843
    Bear Stearns                                      10,000           947
    Citigroup                                         18,000           845
    Countrywide Financial                             33,000         1,194
    Equifax                                           39,000         1,312
    Goldman Sachs Group                                9,000           961
    Lehman Brothers Holdings                          11,000         1,009
    Morgan Stanley                                    20,000         1,053
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                           8,164
--------------------------------------------------------------------------------
  Food, Beverage & Tobacco -- 1.6%
    Smithfield Foods*                                 41,000         1,241
--------------------------------------------------------------------------------
  TOTAL FOOD, BEVERAGE & TOBACCO                                     1,241
--------------------------------------------------------------------------------
  Gas & Natural Gas -- 5.8%
    AGL Resources                                     34,000         1,176


--------------------------------------------------------------------------------
                                                                    VALUE
  DESCRIPTION                                         SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
  Gas & Natural Gas -- continued
    National Fuel Gas                                 39,000        $1,062
    Oneok                                             45,000         1,299
    Sempra Energy                                     27,000         1,090
--------------------------------------------------------------------------------
  TOTAL GAS & NATURAL GAS                                            4,627
--------------------------------------------------------------------------------
  Industrials -- 2.7%
    Cummins                                           15,000         1,020
    Nucor                                             23,000         1,175
--------------------------------------------------------------------------------
  TOTAL INDUSTRIALS                                                  2,195
--------------------------------------------------------------------------------
  Insurance -- 8.4%
    Allstate                                          21,000         1,179
    AMBAC Financial Group                             10,000           669
    Chubb                                             15,000         1,227
    Fidelity National Financial                       24,000           771
    Lincoln National                                  20,000           899
    Metlife                                           20,000           778
    WR Berkley                                        36,000         1,170
--------------------------------------------------------------------------------
  TOTAL INSURANCE                                                    6,693
--------------------------------------------------------------------------------
  Manufacturing -- 5.5%
    Eaton                                             16,000           939
    Ingersoll-Rand, Cl A                              13,000           999
    Teleflex                                          23,000         1,230
    VF                                                21,000         1,188
--------------------------------------------------------------------------------
  TOTAL MANUFACTURING                                                4,356
--------------------------------------------------------------------------------
  Medical Products & Services -- 3.1%
    Aetna                                             18,000         1,321
    Pacificare Health Systems*                        20,000         1,195
--------------------------------------------------------------------------------
  TOTAL MEDICAL PRODUCTS & SERVICES                                  2,516
--------------------------------------------------------------------------------
  Metals & Mining -- 4.0%
    Phelps Dodge                                      12,000         1,030
    Precision Castparts                               18,000         1,326
    Worthington Industries                            53,000           862
--------------------------------------------------------------------------------
  TOTAL METALS & MINING                                              3,218
--------------------------------------------------------------------------------
  Paper & Paper Products -- 1.1%
    Louisiana-Pacific                                 35,000           861
--------------------------------------------------------------------------------
  TOTAL PAPER & PAPER PRODUCTS                                         861
--------------------------------------------------------------------------------
  Petroleum & Fuel Products -- 3.2%
    Burlington Resources                              25,000         1,215
    Occidental Petroleum                              19,000         1,311
--------------------------------------------------------------------------------
  TOTAL PETROLEUM & FUEL PRODUCTS                                    2,526
--------------------------------------------------------------------------------
  Petroleum Refining -- 2.6%
    ConocoPhillips                                    12,000         1,258
    Exxon Mobil                                       15,000           856
--------------------------------------------------------------------------------
  TOTAL PETROLEUM REFINING                                           2,114
--------------------------------------------------------------------------------
  Photographic Equipment & Supplies -- 1.1%
    Eastman Kodak                                     36,000           900
--------------------------------------------------------------------------------
  TOTAL PHOTOGRAPHIC EQUIPMENT & SUPPLIES                              900
--------------------------------------------------------------------------------
  Retail -- 5.6%
    BJ's Wholesale Club*                              32,000           853
    Federated Department Stores                       19,000         1,093
    J.C. Penney Holding                               28,000         1,327
    Ruddick                                           52,000         1,168
--------------------------------------------------------------------------------
  TOTAL RETAIL                                                       4,441
--------------------------------------------------------------------------------
  Rubber & Plastic -- 1.3%
    Cytec Industries                                  22,000         1,015
--------------------------------------------------------------------------------
  TOTAL RUBBER & PLASTIC                                             1,015
--------------------------------------------------------------------------------
  Telephones & Telecommunication -- 1.5%
    Alltel                                            21,000         1,196
--------------------------------------------------------------------------------
  TOTAL TELEPHONES & TELECOMMUNICATION                               1,196
--------------------------------------------------------------------------------
  Transportation Services -- 2.8%
    Norfolk Southern                                  35,000         1,099

---------------------------

  SCHEDULE OF INVESTMENTS                             APRIL 30, 2005 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------

HANCOCK HORIZON VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                    VALUE
  DESCRIPTION                                         SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
  Transportation Services -- continued
    Overseas Shipholding Group                        20,000        $1,129
--------------------------------------------------------------------------------
  TOTAL TRANSPORTATION SERVICES                                      2,228
--------------------------------------------------------------------------------
  Utilities -- 1.5%
    Exelon                                            24,000         1,188
--------------------------------------------------------------------------------
  TOTAL UTILITIES                                                    1,188
--------------------------------------------------------------------------------
  TOTAL COMMON STOCK (COST $60,394)                                 78,716
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 1.5%
    SEI Daily Income Trust
      Treasury Fund                                1,223,047         1,223
--------------------------------------------------------------------------------
  TOTAL CASH EQUIVALENT (COST $1,223)                                1,223
--------------------------------------------------------------------------------
  TOTAL INVESTMENTS -- 100.0% (COST $61,617)+                      $79,939
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $79,915 (000s).

* Non-income producing security.

Cl -- Class

 +At April 30, 2005, the tax basis cost of the Fund's investments was $61,617, and the unrealized appreciation and depreciation were $19,685 and $(1,363), respectively. Cost and unrealized figures are shown with "000s" omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

---------------------------

  SCHEDULE OF INVESTMENTS                             APRIL 30, 2005 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------

HANCOCK HORIZON GROWTH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                    VALUE
  DESCRIPTION                                         SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.8%
  Aerospace & Defense -- 1.3%
    United Technologies                                7,000        $  712
--------------------------------------------------------------------------------
  TOTAL AEROSPACE & DEFENSE                                            712
--------------------------------------------------------------------------------
  Building & Construction -- 3.5%
    KB Home                                           20,000         1,140
    Lennar, Cl A                                      14,000           721
--------------------------------------------------------------------------------
  TOTAL BUILDING & CONSTRUCTION                                      1,861
--------------------------------------------------------------------------------
  Computer Software -- 4.1%
    Adobe Systems                                     14,000           832
    Symantec*                                         38,000           714
    Transaction Systems Architects*                   31,000           643
--------------------------------------------------------------------------------
  TOTAL COMPUTER SOFTWARE                                            2,189
--------------------------------------------------------------------------------
  Computers & Services -- 9.1%
    Autodesk                                          44,000         1,401
    Computer Sciences*                                15,000           652
    International Business Machines                    8,000           611
    Jabil Circuit*                                    29,000           800
    Lexmark International, Cl A*                       9,000           625
    Oracle*                                           64,000           740
--------------------------------------------------------------------------------
  TOTAL COMPUTERS & SERVICES                                         4,829
--------------------------------------------------------------------------------
  Consumer Products -- 3.7%
    Nike                                               9,000           691
    Reebok International Ltd.                         14,000           569
    Timberland, Cl A*                                 10,000           690
--------------------------------------------------------------------------------
  TOTAL CONSUMER PRODUCTS                                            1,950
--------------------------------------------------------------------------------
  Educational Services -- 1.4%
    ITT Educational Services*                         16,000           736
--------------------------------------------------------------------------------
  TOTAL EDUCATIONAL SERVICES                                           736
--------------------------------------------------------------------------------
  Financial Services -- 0.8%
    MBNA                                              22,000           434
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                             434
--------------------------------------------------------------------------------
  Food, Beverage & Tobacco -- 1.8%
    Constellation Brands, Cl A*                       18,000           949
--------------------------------------------------------------------------------
  TOTAL FOOD, BEVERAGE & TOBACCO                                       949
--------------------------------------------------------------------------------
  Hotels & Lodging -- 4.1%
    Boyd Gaming                                       25,000         1,320
    Harrah's Entertainment                            13,000           853
--------------------------------------------------------------------------------
  TOTAL HOTELS & LODGING                                             2,173
--------------------------------------------------------------------------------
  Insurance -- 4.8%
    Humana*                                           25,000           866
    Progressive                                       10,000           913
    Prudential Financial                              14,000           800
--------------------------------------------------------------------------------
  TOTAL INSURANCE                                                    2,579
--------------------------------------------------------------------------------
  Machinery -- 2.7%
    Caterpillar                                        8,000           705
    Graco                                             21,000           709
--------------------------------------------------------------------------------
  TOTAL MACHINERY                                                    1,414
--------------------------------------------------------------------------------
  Manufacturing -- 2.0%
    Coach*                                            40,000         1,072
--------------------------------------------------------------------------------
  TOTAL MANUFACTURING                                                1,072
--------------------------------------------------------------------------------
  Medical Products & Services -- 16.2%
    Barr Pharmaceuticals*                             16,000           830
    C.R. Bard                                         13,000           925
    Coventry Health Care*                             15,000         1,026
    Express Scripts*                                   9,000           807
    HCA                                               14,000           782
    Johnson & Johnson                                 12,000           823
    LifePoint Hospitals*                              22,000           978
    Quest Diagnostics                                  5,000           529
    UnitedHealth Group                                11,000         1,040


--------------------------------------------------------------------------------
                                                                    VALUE
  DESCRIPTION                                         SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
  Medical Products & Services -- continued
    WellPoint*                                         7,000       $   894
--------------------------------------------------------------------------------
  TOTAL MEDICAL PRODUCTS & SERVICES                                  8,634
--------------------------------------------------------------------------------
  Miscellaneous Business Services -- 1.1%
    Korn/Ferry International*                         42,000           605
--------------------------------------------------------------------------------
  TOTAL MISCELLANEOUS BUSINESS SERVICES                                605
--------------------------------------------------------------------------------
  Petroleum & Fuel Products -- 7.3%
    Apache                                            14,000           788
    Kerr-McGee                                        13,000         1,009
    Newfield Exploration*                             11,000           781
    XTO Energy                                        42,666         1,287
--------------------------------------------------------------------------------
  TOTAL PETROLEUM & FUEL PRODUCTS                                    3,865
--------------------------------------------------------------------------------
  Petroleum Refining -- 6.1%
    Chevron                                           15,000           780
    Sunoco                                            11,000         1,092
    Valero Energy                                     20,000         1,370
--------------------------------------------------------------------------------
  TOTAL PETROLEUM REFINING                                           3,242
--------------------------------------------------------------------------------
  Photographic Equipment & Supplies -- 1.2%
    Xerox*                                            50,000           663
--------------------------------------------------------------------------------
  TOTAL PHOTOGRAPHIC EQUIPMENT & SUPPLIES                              663
--------------------------------------------------------------------------------
  Racetracks -- 1.5%
    International Speedway, Cl A                      15,000           798
--------------------------------------------------------------------------------
  TOTAL RACETRACKS                                                     798
--------------------------------------------------------------------------------
  Retail -- 14.7%
    Abercrombie & Fitch, Cl A                         14,000           755
    Aeropostale*                                      24,000           671
    American Eagle Outfitters                         46,000         1,206
    Claire's Stores                                   32,000           698
    CVS                                               18,000           929
    Darden Restaurants                                26,000           780
    Home Depot                                        17,000           601
    Limited Brands                                    30,000           651
    Urban Outfitters*                                 20,000           886
    Williams-Sonoma*                                  19,000           636
--------------------------------------------------------------------------------
  TOTAL RETAIL                                                       7,813
--------------------------------------------------------------------------------
  Semi-Conductors & Instruments -- 1.3%
    Nvidia*                                           32,000           702
--------------------------------------------------------------------------------
  TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                  702
--------------------------------------------------------------------------------
  Telephones & Telecommunication -- 3.9%
    Harris                                            24,000           677
    Plantronics                                       21,000           661
    Verizon Communications                            20,000           716
--------------------------------------------------------------------------------
  TOTAL TELEPHONES & TELECOMMUNICATION                               2,054
--------------------------------------------------------------------------------
  Transportation Services -- 5.5%
    CNF                                               17,000           727
    FedEx                                              7,000           595
    JB Hunt Transport Services                        24,000           938
    Swift Transportation*                             32,000           682
--------------------------------------------------------------------------------
  TOTAL TRANSPORTATION SERVICES                                      2,942
--------------------------------------------------------------------------------
  Utilities -- 1.7%
    Ametek                                            24,000           909
--------------------------------------------------------------------------------
  TOTAL UTILITIES                                                      909
--------------------------------------------------------------------------------
  TOTAL COMMON STOCK (COST $41,401)                                 53,125
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.3%
    SEI Daily Income Trust
      Treasury Fund                                  168,403           168
--------------------------------------------------------------------------------
  TOTAL CASH EQUIVALENT (COST $168)                                    168
--------------------------------------------------------------------------------
  TOTAL INVESTMENTS -- 100.1% (COST $41,569)+                      $53,293
--------------------------------------------------------------------------------

---------------------------

  SCHEDULE OF INVESTMENTS                             APRIL 30, 2005 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------

HANCOCK HORIZON GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $53,256 (000s).

* Non-income producing security.

Cl -- Class

Ltd. -- Limited

 +At April 30, 2005, the tax basis cost of the Fund's investments was $41,569, and the unrealized appreciation and depreciation were $13,082 and $(1,358), respectively. Cost and unrealized figures are shown with "000s" omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

---------------------------

  SCHEDULE OF INVESTMENTS                             APRIL 30, 2005 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------

HANCOCK HORIZON BURKENROAD FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                    VALUE
  DESCRIPTION                                         SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.5%
  Aerospace & Defense -- 2.2%
    Armor Holdings*                                    4,200         $ 147
    Petroleum Helicopters*                             5,000           145
--------------------------------------------------------------------------------
  TOTAL AEROSPACE & DEFENSE                                            292
--------------------------------------------------------------------------------
  Apparel & Textiles -- 1.4%
    Russell                                           11,000           193
--------------------------------------------------------------------------------
  TOTAL APPAREL & TEXTILES                                             193
--------------------------------------------------------------------------------
  Banks -- 6.6%
    Alabama National Bancorporation                    2,000           114
    Britton & Koontz Capital                           8,359           151
    IBERIABANK                                         5,000           285
    Midsouth Bancorp                                   7,700           195
    Teche Holding                                      4,000           144
--------------------------------------------------------------------------------
  TOTAL BANKS                                                          889
--------------------------------------------------------------------------------
  Building & Construction -- 6.5%
    Craftmade International                           11,400           177
    ElkCorp                                            7,000           192
    NCI Building Systems*                              7,000           227
    Texas Industries                                   2,000            92
    U.S. Concrete*                                    31,000           187
--------------------------------------------------------------------------------
  TOTAL BUILDING & CONSTRUCTION                                        875
--------------------------------------------------------------------------------
  Commercial Services -- 2.6%
    Team*                                             18,000           353
--------------------------------------------------------------------------------
  TOTAL COMMERCIAL SERVICES                                            353
--------------------------------------------------------------------------------
  Computers & Services -- 1.2%
    InterVoice*                                       15,500           166
--------------------------------------------------------------------------------
  TOTAL COMPUTERS & SERVICES                                           166
--------------------------------------------------------------------------------
  Consumer Products -- 2.9%
    Helen of Troy Ltd.*                                7,500           209
    Marine Products                                   14,100           185
--------------------------------------------------------------------------------
  TOTAL CONSUMER PRODUCTS                                              394
--------------------------------------------------------------------------------
  Correctional Institutions -- 1.5%
    Geo Group*                                         8,000           210
--------------------------------------------------------------------------------
  TOTAL CORRECTIONAL INSTITUTIONS                                      210
--------------------------------------------------------------------------------
  Drugs -- 1.9%
    First Horizon Pharmaceutical*                     14,000           254
--------------------------------------------------------------------------------
  TOTAL DRUGS                                                          254
--------------------------------------------------------------------------------
  Financial Services -- 1.1%
    First Cash Financial Services*                     8,000           156
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                             156
--------------------------------------------------------------------------------
  Food, Beverage & Tobacco -- 4.1%
    Cal-Maine Foods                                   21,000           144
    National Beverage                                 22,000           156
    Sanderson Farms                                    7,000           254
--------------------------------------------------------------------------------
  TOTAL FOOD, BEVERAGE & TOBACCO                                       554
--------------------------------------------------------------------------------
  Forestry -- 1.3%
    Deltic Timber                                      5,000           177
--------------------------------------------------------------------------------
  TOTAL FORESTRY                                                       177
--------------------------------------------------------------------------------
  Funeral Services -- 1.5%
    Stewart Enterprises, Cl A*                        38,400           207
--------------------------------------------------------------------------------
  TOTAL FUNERAL SERVICES                                               207
--------------------------------------------------------------------------------
  Gas & Natural Gas -- 1.8%
    EnergySouth                                        9,000           241
--------------------------------------------------------------------------------
  TOTAL GAS & NATURAL GAS                                              241
--------------------------------------------------------------------------------
  Insurance -- 1.6%
    Infinity Property & Casualty                       6,500           211
--------------------------------------------------------------------------------
  TOTAL INSURANCE                                                      211
--------------------------------------------------------------------------------
  Leasing & Renting -- 0.7%
    Aaron Rents                                        4,500            99
--------------------------------------------------------------------------------
  TOTAL LEASING & RENTING                                               99
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                    VALUE
  DESCRIPTION                                         SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
  Medical Products & Services -- 2.1%
    Matria Healthcare*                                 8,000        $  221
    Pediatrix Medical Group*                           1,000            68
--------------------------------------------------------------------------------
  TOTAL MEDICAL PRODUCTS & SERVICES                                    289
--------------------------------------------------------------------------------
  Metals & Mining -- 1.5%
    Commercial Metals                                  8,000           204
--------------------------------------------------------------------------------
  TOTAL METALS & MINING                                                204
--------------------------------------------------------------------------------
  Office Furniture & Fixtures -- 1.7%
    Global Imaging Systems*                            6,800           236
--------------------------------------------------------------------------------
  TOTAL OFFICE FURNITURE & FIXTURES                                    236
--------------------------------------------------------------------------------
  Paper & Paper Products -- 1.3%
    Schweitzer-Mauduit International                   6,000           175
--------------------------------------------------------------------------------
  TOTAL PAPER & PAPER PRODUCTS                                         175
--------------------------------------------------------------------------------
  Petroleum & Fuel Products -- 16.2%
    Cabot Oil & Gas                                    3,750           110
    Callon Petroleum*                                 17,500           238
    Denbury Resources*                                 7,000           222
    Energy Partners Ltd.*                             13,000           297
    Gulf Island Fabrication                           10,000           210
    KCS Energy*                                       17,000           239
    Lone Star Technologies*                            6,000           234
    Magnum Hunter Resources*                          10,000           144
    RPC                                               15,000           218
    Stone Energy*                                      3,000           135
    Superior Energy Services*                         10,000           149
--------------------------------------------------------------------------------
  TOTAL PETROLEUM & FUEL PRODUCTS                                    2,196
--------------------------------------------------------------------------------
  Printing & Publishing -- 1.7%
    Consolidated Graphics*                             5,000           230
--------------------------------------------------------------------------------
  TOTAL PRINTING & PUBLISHING                                          230
--------------------------------------------------------------------------------
  Real Estate Investment Trust -- 4.0%
    Eastgroup Properties                               7,000           262
    Parkway Properties                                 6,000           274
--------------------------------------------------------------------------------
  TOTAL REAL ESTATE INVESTMENT TRUST                                   536
--------------------------------------------------------------------------------
  Research & Development -- 1.6%
    SFBC International*                                7,000           218
--------------------------------------------------------------------------------
  TOTAL RESEARCH & DEVELOPMENT                                         218
--------------------------------------------------------------------------------
  Retail -- 11.7%
    Dave & Buster's*                                  10,000           169
    Hibbett Sporting Goods*                           10,000           270
    Landry's Restaurants                               6,600           172
    Movie Gallery                                     12,000           324
    Rare Hospitality International*                    2,300            64
    Sonic*                                             6,000           192
    Stein Mart*                                       13,000           263
    Tuesday Morning*                                   5,000           131
--------------------------------------------------------------------------------
  TOTAL RETAIL                                                       1,585
--------------------------------------------------------------------------------
  Services -- 2.1%
    Gevity HR                                          8,600           138
    Rollins                                            7,500           148
--------------------------------------------------------------------------------
  SERVICES                                                             286
--------------------------------------------------------------------------------
  Transportation Services -- 3.5%
    Frozen Food Express Industries*                   20,000           190
    Kirby*                                             3,000           122
    MarineMax*                                         6,000           163
--------------------------------------------------------------------------------
  TOTAL TRANSPORTATION SERVICES                                        475
--------------------------------------------------------------------------------
  Utilities -- 2.0%
    Cleco                                             13,000           266
--------------------------------------------------------------------------------
  TOTAL UTILITIES                                                      266
--------------------------------------------------------------------------------
  Wholesale -- 3.2%
    Aviall*                                            8,000           234

---------------------------

  SCHEDULE OF INVESTMENTS                             APRIL 30, 2005 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------

HANCOCK HORIZON BURKENROAD FUND (CONCLUDED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                    VALUE
  DESCRIPTION                                         SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
  Wholesale -- continued
    SCP Pool                                           6,000        $  196
--------------------------------------------------------------------------------
  TOTAL WHOLESALE                                                      430
--------------------------------------------------------------------------------
  TOTAL COMMON STOCK (COST $11,522)                                 12,397
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 4.3%
    iShares Russell 2000 Index Fund*                   5,000           577
--------------------------------------------------------------------------------
  TOTAL EXCHANGE TRADED FUND (COST $628)                               577
--------------------------------------------------------------------------------
UNIT INVESTMENT TRUST -- 0.0%
    TEL Offshore Trust*                                  145             1
--------------------------------------------------------------------------------
  TOTAL UNIT INVESTMENT TRUST (COST $1)                                  1
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 4.5%
    Federated Treasury Obligation
      Money Market Fund                              291,055           291
    SEI Daily Income Trust
      Treasury Fund                                  324,499           324
--------------------------------------------------------------------------------
  TOTAL CASH EQUIVALENTS (COST $615)                                   615
--------------------------------------------------------------------------------
  TOTAL INVESTMENTS -- 100.3% (COST $12,766)+                      $13,590
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $13,548 (000s).

* Non-income producing security.

Cl -- Class

Ltd. -- Limited

 +At April 30, 2005, the tax basis cost of the Fund's investments was $12,766, and the unrealized appreciation and depreciation were $1,823 and $(999), respectively. Cost and unrealized figures are shown with "000s" omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                             The Advisors' Inner Circle Fund II


By (Signature and Title)*                /s/ James F. Volk
                                         ------------------------
                                         James F. Volk
                                         President


Date:  June 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant)                             The Advisors' Inner Circle Fund II


By (Signature and Title)*                /s/ James F. Volk
                                         ----------------------------------
                                         James F. Volk
                                         President

Date:  June 24, 2005


By (Signature and Title)*                /s/ Peter J. Golden
                                         ----------------------------------
                                         Peter J. Golden
                                         Controller and Chief Financial Officer

Date:  June 24, 2005

* Print the name and title of each signing officer under his or her signature.